Note 4 - Securities Held to Maturity (Details) - Held-to-Maturity Securities by Contractual Maturity (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
U.S. Government agencies:
Securities held to maturity, amortized cost	$ 78,518
Securities held to maturity, fair value	77,975	83,636	78,367
US Government Agencies Debt Securities [Member]
U.S. Government agencies:
Due after one year through five years, amortized cost	19,000
Due after one year through five years, fair value	18,730
Due after five years through ten years, amortized cost	13,180
Due after five years through ten years, fair value	12,877
Due thereafter, amortized cost	12,000
Due thereafter, fair value	11,606
Securities held to maturity, amortized cost	44,180
Securities held to maturity, fair value	43,213	47,675	44,147
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
U.S. Government agencies:
Due after one year through five years, amortized cost	1,042
Due after one year through five years, fair value	1,025
Due after five years through ten years, amortized cost	19,383
Due after five years through ten years, fair value	19,807
Due thereafter, amortized cost	5,001
Due thereafter, fair value	4,977
Securities held to maturity, amortized cost	25,426
Securities held to maturity, fair value	25,809	26,215	24,311
Corporate Debt Securities [Member]
U.S. Government agencies:
Due after one year through five years, amortized cost	3,111
Due after one year through five years, fair value	3,137
Due after five years through ten years, amortized cost	1,500
Due after five years through ten years, fair value	1,499
Securities held to maturity, amortized cost	4,611
Securities held to maturity, fair value	4,636	4,681	4,612
Certificates of Deposit [Member]
U.S. Government agencies:
Due within one year	1,380
Due within one year	1,383
Due after one year through five years, amortized cost	2,921
Due after one year through five years, fair value	2,934
Securities held to maturity, amortized cost	4,301
Securities held to maturity, fair value	$ 4,317	$ 5,065	$ 5,297